CASH AND RESTRICTED CASH (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH AND RESTRICTED CASH
Cash	¥ 8,608,131	¥ 9,968,109
Restricted cash - current assets	158,075	2,014,304
Restricted cash	115,860	43,954
Total cash and restricted cash shown in the consolidated statements of cash flows	¥ 8,882,066	¥ 12,026,367	¥ 16,492,929	¥ 5,973,262